Summary of Significant Accounting Polices - Additional Information (Detail)	1 Months Ended	12 Months Ended						60 Months Ended	72 Months Ended
	Sep. 30, 2023 CNY (¥)	Mar. 31, 2025 CNY (¥) ReportingUnit shares	Mar. 31, 2025 USD ($) ReportingUnit shares	Mar. 31, 2024 CNY (¥) ReportingUnit shares	Mar. 31, 2024 USD ($) ReportingUnit shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares	May 14, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Apr. 01, 2023 CNY (¥)	Sep. 01, 2022 USD ($)	Mar. 28, 2022	Mar. 18, 2022 $ / shares	Dec. 09, 2018 $ / shares	May 24, 2013 $ / shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares																			$ 0.00001
Exchange (losses)/gains		¥ (183,000)	$ (25,000)	¥ 46,000		¥ (8,547,000)
Other comprehensive income, foreign currency transaction and translation adjustment, net of tax		¥ 526,000	72,000	3,675,000		14,264,000
Convenience translation exchange rate (RMB per US $1.00)		7.2567						7.2567	7.2567		7.2567
Held-to-maturity investments		¥ 7,254,000		7,379,000				¥ 7,254,000	¥ 7,254,000
Accumulated deficit and non-controlling interests		(8,922,425,000)		(8,856,494,000)				(8,922,425,000)	(8,922,425,000)		$ (1,229,543,000)
Expected credit loss expense		7,344,000	$ 1,012,000	2,649,000		648,000
Previously written-off receivables		1,202,000		1,862,000
Aggregate amount of transaction price allocated to remaining performance obligations		4,976,000						4,976,000	4,976,000
Marketing expenses		16,362,000		17,620,000		17,284,000
Government grants received		2,591,000		¥ 3,532,000		¥ 7,244,000
Finance Leases		¥ 0						¥ 0	0
Stock Repurchased During Period, Shares | shares		15,323,400	15,323,400	0	0	29,778,000	29,778,000
Stock repurchase authorized value | $												$ 8,000,000
Employee benefit expenses		¥ 19,906,000		¥ 20,134,000		¥ 23,947,000
Minimum percentage, appropriation to the statutory surplus fund of the after-tax profits		10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required		50.00%	50.00%
Impairment of intangible assets	¥ 9,945,000	¥ 0		9,945,000		21,233,000
Goodwill impairment		¥ 0	$ 0	¥ 0		63,460,000
Short term borrowings | $											$ 0		$ 0
Number of reporting units | ReportingUnit		1	1	1	1
Property Plant and Equipment [Member]
Accounting Policies [Line Items]
Impairment charges for property and equipment, net		¥ 17,953,000		¥ 0		0
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Expected credit loss expense		6,142,000		787,000
Accounting Standards Update 2016-13 [Member]
Accounting Policies [Line Items]
Accumulated deficit and non-controlling interests														¥ 1,707,000
Expected credit loss expense		7,344,000		¥ 2,649,000		648,000
Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Value		¥ 823,000	$ 117,000		$ 0	¥ 1,333,000	$ 198,000
Stock Repurchase Weighted Average Price | $ / shares							$ 0.01				$ 0.01
Class A Ordinary Shares
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares											0.00001		$ 0.00001					$ 0.00001
Number of ordinary shares represented by each ADS | shares		300	300
Class A Ordinary Shares | Open Market
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares		15,323,400	15,323,400	110,434,025	110,434,025	29,778,000	29,778,000	125,757,425
Stock Repurchased During Period, Value				¥ 41,950,000	$ 6,294,000				¥ 42,773,000	$ 6,411,000
Stock Repurchase Weighted Average Price | $ / shares											0.05		0.06
Class A Ordinary Shares | From Certain Shareholders
Accounting Policies [Line Items]
Stock Repurchased During Period, Shares | shares				161,960,075	161,960,075				161,960,075	161,960,075
Stock Repurchased During Period, Value				¥ 95,496,000	$ 13,799,000				¥ 95,496,000	$ 13,799,000
Stock Repurchase Weighted Average Price | $ / shares											$ 0.09		$ 0.09
ADR [Member]
Accounting Policies [Line Items]
Shares issued, price per share | $ / shares																	$ 0.00001
Depository receipt listing ratio																300	25
Statutory Reserves
Accounting Policies [Line Items]
Appropriations to statutory surplus fund and other reserve funds		¥ 3,374,000		¥ 0		¥ 0
American Depository Shares [Member]
Accounting Policies [Line Items]
Stock repurchase authorized value | $												$ 8,000,000			$ 10,000,000
Maximum
Accounting Policies [Line Items]
Loan receivable term		12 months	12 months
Minimum
Accounting Policies [Line Items]
Loan receivable term		1 month	1 month